                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 16th Floor
                         New York, New York 10281-1008

Randy Legg
Vice President
& Associate Counsel

December 3, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Multi-State Municipal Trust (the "Registrant")
                  Reg. No. 811-5867; File No. 33-30198
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended,
I hereby  represent  that,  with respect to the  Prospectuses  and Statements of
Additional  Information dated November 28, 2007 of the Registrant,  on behalf of its series,  Oppenheimer  New Jersey  Municipal Fund,  Oppenheimer  Pennsylvania
Fund  and  Rochester   National   Municipals,   no  changes  were  made  to  the
Prospectuses   or   Statements   of   Additional    Information   contained   in
Post-Effective  Amendment No. 36 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on November 21, 2007.

                                                     Sincerely,

                                                     /s/ Randy Legg
                                                     ______________
                                                     Randy Legg
                                                     303-768-1026
                                                     rlegg@oppenheimerfunds.com

cc:    Mayer Brown LLP
       KPMG LLP
       Gloria LaFond